GUNDERSON DETTMER STOUGH

VILLENEUVE FRANKLIN & HACHIGIAN, LLP

155 CONSTITUTION DRIVE

MENLO PARK, CALIFORNIA 94025

TELEPHONE: (650) 321-2400        FACSIMILE: (650) 321-2800

June 22, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Jay Ingram

Re:	Data Domain, Inc.
Amendment No. 4 to Registration Statement on Form S-1
File No. 333-141716

Dear Ms. Jacobs and Mr. Ingram:

On behalf of Data Domain, Inc. (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is one conformed copy of Amendment No. 4 to the Company’s Registration Statement on Form S-1 (File No. 333-141716) (the “Registration Statement”), together with certain exhibits thereto. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five (5) years.

On behalf of the Company, this letter describes certain changes and additions to the Registration Statement as summarized below:

1.	The Company has revised the disclosure throughout the Registration Statement to properly reflect the number of options outstanding and reserved for future issuance, in each case as of March 31, 2007. The option numbers in the Company’s Amendment No. 3 to the Registration Statement inadvertently failed to reflect the fact that options to purchase 747,996 of common stock had automatically expired at the end of their terms in February 2007 and were returned to the Company’s option pool for future issuance under the Company’s 2002 Stock Plan. Whereas Amendment No. 3 provided that there were 12,565,541 options outstanding and 884,385 shares reserved for future issuance under the 2002 Stock Plan, Amendment No. 4 provides that there were 11,817,545 options outstanding and 1,632,381 shares reserved for future issuance under the 2002 Stock Plan.

June 22, 2007

Securities and Exchange Commission

2.	On June 20, 2007, the Company’s Board of Directors approved a restricted stock award to Kai Li, one of the Company’s founders, a member of the Board of Directors and the Company’s Chief Scientist, in the amount of 167,997 shares. The vesting and other terms of this stock award have been disclosed in the “Director Compensation” section on page 84 of the Registration Statement.

3.	In addition to the restricted stock award to Kai Li, the Company has granted a number of additional options and restricted stock awards subsequent to March 31, 2007. In light of these grants and based on guidance received from the Staff, the Company has elected to provide additional disclosure regarding the stock-based compensation expense associated with such grants. Accordingly, the Company has included additional disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on pages 35 and 38 of the Registration Statement and also in Note 14 to the financial statements on page F-27 of the Registration Statement.

4.	The Company notes that all Exhibits to the Registration Statement have either previously been filed or were filed in connection with Amendment No. 4 to the Registration Statement transmitted herewith.

In addition, pursuant to Comment 38 of the Staff’s letter dated April 27, 2007, the Company has supplementally enclosed with the paper copy of this letter an updated table showing the information requested for recent stock option grants.

June 22, 2007

Securities and Exchange Commission

If you should have any questions or require additional information, please contact me at (650) 463-5273.

Sincerely,

GUNDERSON DETTMER STOUGH
VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/s/ David W. Kling

David W. Kling

Attachment

cc:	Tamara Tangen (Securities and Exchange Commission)
Jason Niethamer (Securities and Exchange Commission)
Frank Slootman (Data Domain, Inc.)
Michael P. Scarpelli (Data Domain, Inc.)
Robert G. Specker (Data Domain, Inc.)
Robert V. Gunderson, Jr. (Gunderson Dettmer)
John L. Savva (Sullivan & Cromwell)
Rick Fezell (Ernst & Young LLP)
Robert A. Browne (Ernst & Young LLP)